ACCOUNTS PAYABLE AND OTHERS	12 Months Ended
Dec. 31, 2025
ACCOUNTS PAYABLE AND OTHERS
ACCOUNTS PAYABLE AND OTHERS

10.ACCOUNTS PAYABLE AND OTHERS

	December 31, 2025	December 31, 2024
	$	$
Trade payable and accrued liabilities	8,041	10,929
Wages and benefits liabilities	2,441	2,713
Accounts payable and others	10,482	13,642